Party-in-Interest Transactions (Narrative) (Details) - EPB 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Plan's assets at fair value	$ 257,974,626	$ 286,136,143
Dividends	21,173,541	9,198,699
Employee Benefit Plan Employer Common Stock [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Plan's assets at fair value	150,927,930	196,595,844
Dividends	$ 16,320,204	$ 5,588,690